9. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
	Payments Due by June 30,
	2016	2017	2018	2019	Thereafter	Total
Administrative office, San Diego, CA	$272,397	$277,377	$277,377	$277,377	$92,459	$1,196,987
Administrative office, Korea	128,184	128,184	21,364	–	–	277,732
Corporate housing facility	10,585	2,646	–	–	–	13,231
Total Obligations	$411,166	$408,207	$298,741	$277,377	$92,459	$1,487,950